Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenues:
Voyage revenues	$ 253,661	$ 143,471
Total revenues	253,661	143,471
Expenses
Voyage expenses	42,586	31,649
Charter-in hire expenses	40,763	1,736
Vessel operating expenses	53,681	49,560
Dry docking expenses	3,269	3,248
Depreciation	43,243	40,387
Management fees	3,913	3,689
General and administrative expenses	17,702	17,316
Other operational loss	0	751
Other operational gain (Note 9)	(41)	(2,461)
(Gain)/Loss on forward freight agreements and bunker swaps (Note 13)	(2,000)	541
(Gain)/Loss on sale of vessels (Note 5)	0	370
Total Operating Expenses	203,116	146,786
Operating income / (loss)	50,545	(3,315)
Other Income/ (Expenses):
Interest and finance costs (Note 7)	(30,338)	(23,766)
Interest and other income/(loss)	394	1,223
Gain / (Loss) on derivative financial instruments, net (Note 13)	(1)	100
Loss on debt extinguishment (Note 7)	(21)	(358)
Total other expenses, net	(29,966)	(22,801)
Income/(Loss) before equity in income of investee	20,579	(26,116)
Equity in income of investee	49	4
Income / (loss) before taxes	20,628	(26,112)
Income taxes	0	(117)
Net income/(loss)	$ 20,628	$ (26,229)
Earnings / (Loss) per share, basic	$ 0.32	$ (0.42)
Earnings / (Loss) per share, diluted	$ 0.32	$ (0.42)
Weighted average number of shares outstanding, basic (Note 10)	64,170,654	62,188,645
Weighted average number of shares outstanding, diluted (Note 10)	64,468,860	62,188,645